2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018
 T:  (215) 564-8099
 F:  (215) 564-8120

June 20, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Delaware Group Adviser Funds
Registration Statement on Form N-14
1940 Act File No.  811-07972

Ladies and Gentlemen:

In connection with the registration by Delaware Group Adviser Funds, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing Delaware Group Adviser Funds’ registration statement on Form N-14, including exhibits (the “Registration Statement”).  The Registration Statement is being filed to register shares of beneficial interest that will be issued to the shareholders of The International Fixed Income Portfolio, a series of Delaware Pooled Trust (the “Acquired Fund”), in connection with the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of beneficial interest of the Delaware International Bond Fund, a series of Delaware Group Adviser Funds (the “Surviving Fund”).

Pursuant to Rule 488 under the 1933 Act, Delaware Group Adviser Funds hereby proposes that the Registration Statement become effective on July 20, 2011.

Delaware Group Adviser Funds has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8099.

Sincerely,

/s/Jonathan Kopcsik
Jonathan Kopcsik